Summary of Significant Accounting Policies (Details 1) - USD ($)		Dec. 31, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Current assets		$ 50,288,070	$ 52,147,926
Property, plants and equipment		1,047,617	1,659,520
Total assets		51,335,687	53,807,446
Liabilities		(56,028,809)	(52,161,353)
Intercompany payables	[1]	(7,227,437)	(7,328,943)
Total liabilities		(63,256,246)	(59,490,296)
Net (deficit) assets		$ (11,920,559)	$ (5,682,850)

[1]	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.